Taxes (Details 1)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income tax rate	25.00%	25.00%	25.00%
Effect of permanent difference	6.00%	7.30%	9.60%
Change in valuation allowance	(35.00%)	(46.80%)	19.50%
Effective tax rate	(4.00%)	(14.50%)	54.10%